BP P.L.C. ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 98.9%
Energy — 98.9%
BP p.l.c, ADR
(Cost $1,559,882) ........................................................................................................ 46,845 $ 1,582,892
Short-Term Investment
— 0.9%
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $14,343) ........................................................................................................... 14,343 14,343
Total Investments — 99.8%
(Cost $1,574,225) 1,597,235
Assets in excess of Other Liabilities,
Net — 0.2% 3,902
Net Assets — 100% $ 1,601,137
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 1,607,813 GBP 1,245,625 $ — $ (17)
CIBC 04/01/25 GBP 1,245,625 USD 1,611,936 4,140 —
CIBC 04/02/25 GBP 1,228,877 USD 1,586,172 — (8)
Total Unrealized Appreciation/(Depreciation) $ 4,140
$ (25)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling